Income taxes - Summary of NOLs by Country of Origin (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 278,106
Brazil
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	148,927
Argentina
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,222
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	81,595
Mexico
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,203
Chile
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Peru
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,159
Colombia [member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 0